Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [Abstract]
Related party transactions [Text Block]

26. Related party transactions

There were no material transactions with related parties during the year ended December 31, 2025 (a note receivable from an associate of $12.2 million was included in other investments as at December 31, 2024).